Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of DCN/DCD and derivative instruments measured and recorded at fair value

	Fair Value Measurement As of December 31, 2020
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Short-term investments
DCN/DCD	—	1,693,843	—	1,693,843
Derivative assets recorded within prepayments and other current assets
Foreign exchange forward contracts	—	1,855	—	1,855
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	—	317	—	317

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

Disaggregation of revenue

	Year Ended December 31,
	2018		2019		2020
	RMB	%	RMB	%	RMB	US$	%

Express delivery services	15,400,080	87.5	19,606,214	88.7	21,900,201	3,356,353	86.9
Freight forwarding services	1,278,741	7.3	1,235,961	5.6	1,862,689	285,470	7.4
Sale of accessories	812,866	4.6	1,089,977	4.9	1,133,712	173,749	4.5
Others	112,764	0.6	177,794	0.8	317,688	48,687	1.2
Total revenues	17,604,451	100.0	22,109,946	100.0	25,214,290	3,864,259	100.0

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2019	2020
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	528,722	776,725
Accounts receivable, net	635,606	514,666
Financing receivables, net	172,267	341,486
Inventories	42,134	42,775
Advances to suppliers	46,534	45,621
Prepayments and other current assets	1,241,975	1,153,077
Amounts due from related parties	18,364	34,034
Total current assets	2,685,602	2,908,384
Investments in equity investees	114,447	110,570
Property and equipment, net	5,920,211	6,025,153
Land use rights, net	1,150,849	1,138,849
Operating lease right-of-use assets	853,092	834,984
Goodwill	4,157,111	4,157,111
Deferred tax assets	234,080	514,532
Long-term financing receivables, net	536,473	1,784,990
Other non-current assets	120,877	99,456
TOTAL ASSETS	15,772,742	17,574,029
Liabilities
Current liabilities:
Short-term bank borrowings	—	1,432,929
Accounts payable	1,448,490	1,155,069
Notes payable	—	158,138
Advances from customers	1,185,920	1,068,927
Income tax payable	9,359	250,726
Amounts due to related parties	769,951	620,490
Operating lease liabilities, current	273,524	234,071
Other current liabilities	2,536,131	2,594,801
Total current liabilities	6,223,375	7,515,151
Non-current operating lease liabilities	478,327	468,127
Deferred tax liabilities	123,173	127,816
TOTAL LIABILITIES	6,824,875	8,111,094

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenue	17,127,930	21,465,515	23,734,103
Net income	720,323	841,707	478,168
Net cash generated from (used in) operating activities	436,074	1,783,718	(537,756)
Net cash used in investing activities	(777,197)	(1,831,001)	(647,170)
Net cash provided by (used in) financing activities	(206,260)	—	1,432,929
Net increase (decrease) in cash and cash equivalents	(547,383)	(47,283)	248,003
Cash and cash equivalents and restricted cash at beginning of year	1,123,388	576,005	528,722
Cash and cash equivalents and restricted cash at end of year	576,005	528,722	776,725